SEGMENT INFORMATION - Summarized Financial Information of Capital Expenditures, Depreciation, and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Segment Reporting Information [Line Items]
Capital expenditures	$ 1,217	$ 1,873
Depreciation	3,403	4,111
Operating Segments | Supply Chain
Segment Reporting Information [Line Items]
Capital expenditures	1,218	1,873
Depreciation	$ 3,403	$ 4,111